Average Annual Total Returns - PIMCO Total Return Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
10 Years	3.84%
Class A
Average Annual Return:
1 Year	8.82%
5 Years	4.98%
10 Years	4.05%
Class B
Average Annual Return:
1 Year	8.51%
5 Years	4.72%
10 Years	3.79%
Class E
Average Annual Return:
1 Year	8.63%
5 Years	4.83%
10 Years	3.90%